Deferred Tax Assets and (Liabilities) - Summary of Deferred Taxes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 6,492	£ 6,392
Exchange adjustments	(274)	90
Credit / (charge) to profit and loss	(1,657)	9,156
Acquisition	(16,684)	(5,227)
Charge to equity	(368)	(3,919)
Ending balance	(12,491)	6,492
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(31)	434
Exchange adjustments	0	0
Credit / (charge) to profit and loss	(188)	(465)
Acquisition	0	0
Charge to equity	0	0
Ending balance	(219)	(31)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	12,511	3,627
Exchange adjustments	(2)	(111)
Credit / (charge) to profit and loss	(112)	8,995
Acquisition	6,812	0
Charge to equity	0	0
Ending balance	19,209	12,511
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	3,963	9,844
Exchange adjustments	(24)	(35)
Credit / (charge) to profit and loss	(1,527)	(1,927)
Acquisition	0	0
Charge to equity	(368)	(3,919)
Ending balance	2,044	3,963
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(9,412)	(6,008)
Exchange adjustments	(72)	191
Credit / (charge) to profit and loss	561	1,901
Acquisition	(21,194)	(5,496)
Charge to equity	0	0
Ending balance	(30,117)	(9,412)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(539)	(1,505)
Exchange adjustments	(176)	45
Credit / (charge) to profit and loss	(391)	652
Acquisition	(2,302)	269
Charge to equity	0	0
Ending balance	£ (3,408)	£ (539)